LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 94.5%
	ARIZONA — 3.6%
100,000	Arizona Industrial Development Authority	4.5000	07/15/29	$ 97,407
300,000	Arizona Industrial Development Authority	5.6250	10/01/49	281,026
150,000	Industrial Development Authority of the County of Pima	5.7500	05/01/50	140,278
100,000	Industrial Development Authority of the County of Pima	6.8750	11/15/52	101,005
				619,716
	COLORADO — 5.5%
750,000	Colorado Health Facilities Authority	8.0000	08/01/43	757,358
165,000	Fiddlers Business Improvement District	5.5500	12/01/47	166,480
				923,838
	FLORIDA — 2.8%
340,000	Capital Trust Agency, Inc.	6.0000	07/01/42	272,452
125,000	Collier County Industrial Development Authority	8.2500	05/15/49	70,000
405,000	Highlands County Health Facilities Authority	6.0000	04/01/38	141,750
				484,202
	GEORGIA — 3.6%
700,000	Fulton County Residential Care Facilities for the	4.0000	04/01/56	454,738
175,000	Macon-Bibb County Urban Development Authority	5.8750	06/15/47	175,715
				630,453
	ILLINOIS — 1.0%
50,000	Eastern Illinois University	5.8000	10/01/33	50,012
150,000	Illinois Finance Authority	5.0000	05/15/41	128,578
				178,590
	INDIANA — 8.2%
1,530,000	City of Anderson IN	6.0000	10/01/42	1,399,034

	IOWA — 1.5%
290,000	Iowa Higher Education Loan Authority	5.5000	11/01/51	262,647

	KENTUCKY — 4.6%
465,000	Kentucky Economic Development Finance Authority	5.5000	11/15/27	429,608
335,000	Kentucky Economic Development Finance Authority	6.0000	11/15/36	281,175
115,000	Kentucky Economic Development Finance Authority	6.2500	11/15/46	89,227

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 94.5% (Continued)
	KENTUCKY — 4.6% (Continued)
				$ 800,010
	LOUISIANA — 0.5%
100,000	Louisiana Public Facilities Authority	5.2500	06/01/51	83,395

	MICHIGAN — 5.0%
725,000	Grand Rapids Economic Development Corporation	5.5000	04/01/39	552,140
435,000	Grand Rapids Economic Development Corporation	5.7500	04/01/49	310,504
				862,644
	MINNESOTA — 1.7%
330,000	City of Blaine MN	6.1250	07/01/45	214,500
125,000	City of Blaine MN	6.1250	07/01/50	81,250
				295,750
	NEW HAMPSHIRE — 0.7%
50,000	New Hampshire Business Finance Authority	5.6250	07/01/46	45,292
85,000	New Hampshire Business Finance Authority	5.7500	07/01/54	76,520
				121,812
	NEW JERSEY — 11.8%
2,715,000	Middlesex County Improvement Authority	5.0000	01/01/32	1,806,756
275,000	New Jersey Economic Development Authority	5.7500	07/01/47	217,547
				2,024,303
	NEW YORK — 1.4%
300,000	Ulster County Capital Resource Corporation	5.2500	09/15/42	233,631

	OHIO — 2.6%
450,000	Columbus-Franklin County Finance Authority	6.5000	03/01/48	357,066
225,000	County of Montgomery OH	6.2500	04/01/49	78,750
				435,816
	OKLAHOMA — 1.8%
315,000	Oklahoma County Finance Authority	6.1250	07/01/48	307,278

	PENNSYLVANIA — 7.6%
150,000	Philadelphia Authority for Industrial Development	5.6250	08/01/36	153,985
250,000	Philadelphia Authority for Industrial Development	6.3750	06/01/40	239,101
950,000	Philadelphia Authority for Industrial Development	6.5000	06/01/45	911,319

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 94.5% (Continued)
	PENNSYLVANIA — 7.6% (Continued)
				$ 1,304,405
	PUERTO RICO — 0.0%(a)
6,000	Puerto Rico Sales Tax Financing Corp Sales Tax	4.5360	07/01/53	5,430

	SOUTH CAROLINA — 0.3%
50,000	South Carolina Jobs-Economic Development Authority	5.0000	11/01/42	46,909

	TENNESSEE — 1.4%
230,000	Shelby County Health Educational & Housing	5.7500	10/01/49	178,804
100,000	Shelby County Health Educational & Housing	5.7500	10/01/54	75,993
				254,797
	TEXAS — 7.9%
325,000	Clifton Higher Education Finance Corporation	6.1250	08/15/48	326,714
35,000	New Hope Cultural Education Facilities Finance	5.7500	07/15/52	32,222
170,000	Newark Higher Education Finance Corporation	5.7500	08/15/45	174,488
375,000	Port Beaumont Navigation District	8.0000	02/01/39	359,435
140,000	San Antonio Education Facilities Corporation	5.0000	10/01/31	133,785
425,000	San Antonio Education Facilities Corporation	5.0000	10/01/51	334,160
				1,360,804
	UTAH — 1.3%
235,000	Utah Infrastructure Agency	5.0000	10/15/46	222,965

	VERMONT — 4.9%
650,000	East Central Vermont Telecommunications District	6.1250	12/01/40	662,235
175,000	East Central Vermont Telecommunications District	5.6000	12/01/43	175,253
				837,488
	VIRGINIA — 1.0%
175,000	Peninsula Town Center Community Development	5.0000	09/01/45	164,028

	WISCONSIN — 13.8%
100,000	Public Finance Authority	4.6500	12/01/35	84,568
325,000	Public Finance Authority	5.0000	04/01/47	282,139
515,254	Public Finance Authority	5.7500	12/01/48	454,052
1,522	Public Finance Authority	5.5000	12/01/48	472
300,000	Public Finance Authority	7.5000	12/01/52	300,174

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 94.5% (Continued)
	WISCONSIN — 13.8% (Continued)
425,000	Public Finance Authority	5.7500	05/01/54	$ 345,854
100,000	Public Finance Authority	5.0000	01/01/55	75,978
470,000	Public Finance Authority	5.0000	01/01/57	402,335
100,000	Public Finance Authority	5.0000	02/01/62	98,636
250,000	Wisconsin Health & Educational Facilities	5.0000	08/01/37	202,236
225,000	Wisconsin Health & Educational Facilities	7.0000	07/01/43	161,796
				2,408,240
	TOTAL MUNICIPAL BONDS (Cost $17,763,164)			16,268,185

Shares
	SHORT-TERM INVESTMENTS — 3.7%
	MONEY MARKET FUNDS - 3.7%
644,894	Federated Institutional Tax-Free Cash Trust, 3.22% (Cost $644,894)(b)			644,894

	TOTAL INVESTMENTS - 98.2% (Cost $18,408,058)			$ 16,913,079
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.8%			314,933
	NET ASSETS - 100.0%			$ 17,228,012

(a)	Percentage rounds to less than 0.1%.
(b)	Rate disclosed is the seven day effective yield as of April 30, 2023.